Subsequent Events (Details Narrative) - USD ($)					1 Months Ended		9 Months Ended
	Oct. 08, 2020	Oct. 06, 2020	Jun. 26, 2020	Aug. 19, 2019	Aug. 10, 2020	Jun. 29, 2020	Sep. 30, 2020	Jan. 07, 2020	Dec. 31, 2019	Sep. 06, 2019	Aug. 30, 2019	Dec. 31, 2018	Jul. 31, 2018
Preferred stock, par value							$ 0.001		$ 0.001			$ 0.001
Preferred stock, shares designating							10,000,000		10,000,000			10,000,000	10,000,000
Number of share issued for common stock			4,000,000,000	100,000	85,710,419	70,203,889
Warrants to purchase common stock								8,644,474
Common stock, par value			$ 0.001				$ 0.001		$ 0.001			$ 0.001
Exercise price of warrants								$ 0.40
Securities Purchase Agreement [Member]
Exercise price of warrants								$ 0.40		$ 2.50	$ 3.50
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Warrants to purchase common stock	23,988,500
Common stock, par value	$ 0.001
Shares issuable upon conversion percentage	50.00%
Proceeds from common stock	$ 640,000
Exercise price of warrants	$ 0.04
Maximum [Member] | Securities Purchase Agreement [Member]
Warrants to purchase common stock										395,176	987,940
Series E Convertible Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock, par value		$ 13.34
Ownership percentage		50.00%
Proceeds from subsequent financing percentage		25.00%
Reverse split description		Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series E is initially convertible the Company"s common shares equal to the sum of (i) 1,000 multiplied by (ii) a fraction (A) the numerator if which is $0.01334 and (B) the denominator of which is equal to the conversion price in effect at the time of conversion. The initial conversion price of $0.01334 and is subject to adjustment for stock dividends and stock splits and dilutive issuances as defined in the Series E COD. A holder of Series E may not convert any shares of Series E into Common Stock if the holder (together with the holder's affiliates and any persons acting as a group together with the holder or any of the holder's affiliates) would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the conversion, as such percentage ownership is determined in accordance with the terms of the Series E COD. However, upon notice from the holder to the Company, the holder may decrease or increase the beneficial ownership limitation, which may not exceed 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Series E COD, provided that any such increase or decrease in the beneficial ownership limitation will not take effect until 61 days following notice to the Company.
Stock conversion price		$ 0.01334
Conversion of stock		2,779
Series E Convertible Preferred Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Preferred stock, par value	$ 13.34
Number of share issued for common stock	47,977
Series E Convertible Preferred Stock [Member] | Maximum [Member]
Preferred stock, shares designating							562,250
Board of Directors [Member] | Series E Convertible Preferred Stock [Member]
Preferred stock, par value							$ 0.001
Voting rights description							The Board to issue any or all of such shares of preferred stock in one (1) or more classes or series and to fix the designations, powers, preferences and rights, the qualifications, limitations or restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any class or series, without further vote or action by the stockholders.
Stock unissued during period							7,049,999
Board of Directors [Member] | Series E Convertible Preferred Stock [Member] | Maximum [Member]
Preferred stock, shares issued							100,000,000
Secretary [Member] | Series E Convertible Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock, shares designating		562,250